December 5, 2005

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza 450 Fifth Street, N.W.
Washington, D.C.  20001

Re: New Perspective Fund, Inc.
    File Nos. 2-47749 and 811-2333


Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on 12/1/05 of Registrant's Post-Effective Amendment No. 60 under the Securities Act of 1933 and Amendment No. 43 under the Investment Company Act of 1940.

Sincerely,

/s/ Vicent P. Corti
Vincent P. Corti
Secretary



cc:  Laura Hatch